PRINCIPAL ACCOUNTING POLICIES (Details 2)	9 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Financial information of the group's VIEs
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		¥ 0
Total assets	$ 7,749,225,017				¥ 49,250,974,526		¥ 31,290,917,013
Total liabilities	5,721,848,504				36,365,780,356		20,913,189,425
Prepayments and other current assets	745,438,260				4,737,707,408		2,469,707,335
Cash and cash equivalents	1,407,578,511		¥ 6,969,956,249		8,946,005,987	$ 834,049,940	5,300,887,799	¥ 7,138,344,814
Short-term investment	1,137,834,875				7,231,623,333		6,438,854,587
Accounts receivables	500,322,246				3,179,848,066		1,826,765,949
Advances from customers	843,440,635				5,360,571,301		3,937,477,522
Accounts payable	651,925,002				4,143,374,543		2,304,111,525
Other payables and accruals	235,307,907				1,495,522,939		1,600,113,658
Salary and welfare payable	121,092,706				769,616,802		525,157,105
Taxes payable	86,421,118				549,258,055		339,452,319
Net revenues	1,262,432,020	8,023,512,943	5,433,619,595
Cost of revenues	358,770,765	2,280,203,474	1,516,993,510
Net income / (loss)	$ 369,697,120	¥ 2,349,647,023	¥ 388,743,650
Amended and restated share pledge agreements
Financial information of the group's VIEs
Period of expiration of share pledge agreements after the pledgor	2 years	2 years
Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	48.20%	48.20%	104.80%
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement | Air tickets
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold	$ 1.1	¥ 7
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement | Packaged-tour products | Minimum
Financial information of the group's VIEs
Average rate per person per tour based on number of tour packages sold	12.9	82
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreement | Packaged-tour products | Maximum
Financial information of the group's VIEs
Average rate per person per tour based on number of tour packages sold	$ 27.5	¥ 175
Chengdu Ctrip and Chengdu Ctrip International
Financial information of the group's VIEs
Service fee				¥ 286,000,000
Variable interest entities
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	48.20%	48.20%	104.80%
Amount of registered capital and PRC statutory reserves of VIEs					118,000,000
Total assets					16,673,014,679		13,495,852,174
Less: Inter-company receivables					(2,574,833,491)		(1,424,351,080)
Total assets excluding inter-company					14,098,181,188		12,071,501,094
Total liabilities					15,348,023,915		12,509,239,945
Less: Inter-company payables					(5,645,069,141)		(6,133,068,354)
Total liabilities excluding inter-company					9,702,954,774		6,376,171,591
Prepayments and other current assets					3,600,000,000		2,000,000,000
Cash and cash equivalents					2,200,000,000		2,600,000,000
Investments					1,600,000,000		1,600,000,000
Short-term investment					2,400,000,000		3,100,000,000
Accounts receivables					2,600,000,000		1,400,000,000
Advances from customers					4,800,000,000		3,500,000,000
Accounts payable					3,600,000,000		1,800,000,000
Other payables and accruals					631,000,000		588,000,000
Salary and welfare payable					171,000,000		195,000,000
Taxes payable					¥ 109,000,000		¥ 45,000,000
Net revenues		¥ 4,841,152,848	¥ 3,131,473,717
Cost of revenues		1,516,879,374	920,625,006
Net income / (loss)		¥ 714,987,373	(43,734,329)
Revenues as a percent of total	60.00%	60.00%
Net income before the deduction of inter-company consulting fee charges		¥ 1,400,000,000	¥ 906,000,000